CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses | ¥			¥ (6,207)	¥ (6,204)	¥ (4,519)
OPERATING LOSS | ¥			(6,207)	(6,204)	(4,519)
Finance costs | ¥	[1]		5	(14)	(1)
Interest income | ¥			26	39	75
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥			(6,176)	(6,179)	(4,445)
INCOME TAX EXPENSE | ¥
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | ¥			(6,176)	(6,179)	(4,445)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | ¥				(23,817)	(18,591)
LOSS FOR THE YEAR | ¥			(6,176)	(29,996)	(23,036)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | ¥			(6,176)	(6,179)	(4,445)
From discontinued operations | ¥				(23,817)	(18,591)
ATTRIBUTABLE TO: Owners of the Company | ¥			(6,176)	(29,996)	(23,036)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | ¥
From discontinued operations | ¥
ATTRIBUTABLE TO: Non-controlling interests | ¥
LOSS FOR THE YEAR | ¥			¥ (6,176)	¥ (29,996)	¥ (23,036)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- For loss from continuing operations | ¥ / shares			¥ (0.25)	¥ (0.25)	¥ (0.18)
- For loss from discontinued operations | ¥ / shares				(0.95)	(0.74)
- Net loss per share | ¥ / shares			(0.25)	(1.20)	(0.92)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- For loss from continuing operations | ¥ / shares			(0.25)	(0.25)	(0.18)
- For loss from discontinued operations | ¥ / shares				(0.95)	(0.74)
- Net loss per share | ¥ / shares			¥ (0.25)	¥ (1.20)	¥ (0.92)
USD [Member]
CONTINUING OPERATIONS
Administrative expenses | $		$ (902)
OPERATING LOSS | $		(902)
Finance costs | $	[1]	1
Interest income | $		4
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $		(897)
INCOME TAX EXPENSE | $
LOSS FOR THE YEAR FROM CONTINUING OPERATIONS | $		(897)
DISCONTINUED OPERATIONS
Loss for the year from discontinued operations, net of tax | $
LOSS FOR THE YEAR | $		(897)
ATTRIBUTABLE TO: Owners of the Company
From continuing operations | $		(897)
From discontinued operations | $
ATTRIBUTABLE TO: Owners of the Company | $		(897)
ATTRIBUTABLE TO: Non-controlling interests
From continuing operations | $
From discontinued operations | $
ATTRIBUTABLE TO: Non-controlling interests | $
LOSS FOR THE YEAR | $		$ (897)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Basic
- For loss from continuing operations | $ / shares		$ (0.04)
- For loss from discontinued operations | $ / shares
- Net loss per share | $ / shares		(0.04)
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY: Diluted
- For loss from continuing operations | $ / shares		(0.04)
- For loss from discontinued operations | $ / shares
- Net loss per share | $ / shares		$ (0.04)

[1]	Finance cost from continuing operations mainly represented bank charges and foreign currency exchange differences. The amount of bank charge was CNY28.00 thousand, CNY1.00 thousand and CNY6.00 thousand (US$1.00 thousand), and the foreign currency exchange differences amounted to negative CNY27.00 thousand, CNY13.00 thousand and negative CNY11.00 thousand (negative US$2.00 thousand) as of December 31, 2016, 2017 and 2018, respectively.